Pacer WealthShield ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.6%
Agriculture - 2.6%
Altria Group, Inc.	11,869	$564,134
Archer-Daniels-Midland Co.	3,466	155,138
Philip Morris International, Inc.	10,136	838,247
		1,557,519
Banks - 9.1%
Bank of America Corp.	29,453	966,942
Bank of New York Mellon Corp.	2,958	132,459
Citigroup, Inc.	7,757	577,198
Citizens Financial Group, Inc.	1,535	57,225
Comerica, Inc.	513	31,375
Fifth Third Bancorp	2,508	71,353
First Republic Bank	587	65,087
Goldman Sachs Group, Inc.	1,131	268,895
Huntington Bancshares, Inc.	3,570	48,445
JPMorgan Chase & Co.	11,223	1,485,476
KeyCorp.	3,455	64,643
M&T Bank Corp.	476	80,216
Morgan Stanley	4,321	225,816
Northern Trust Corp.	752	73,553
PNC Financial Services Group, Inc.	1,542	229,064
Regions Financial Corp.	3,423	53,296
State Street Corp.	1,279	96,731
SVB Financial Group (a)(b)	193	46,384
US Bancorp	5,043	268,388
Wells Fargo & Co. (a)	13,763	646,035
Zions Bancorp (a)	621	28,249
		5,516,830
Beverages - 5.4%
Brown-Forman Corp. - Class B	1,129	76,366
Coca-Cola Co.	24,996	1,459,766
Constellation Brands, Inc. - Class A	1,045	196,774
Molson Coors Brewing Co. - Class B (a)	1,173	65,195
Monster Beverage Corp. (b)	2,409	160,439
PepsiCo, Inc.	9,050	1,285,281
		3,243,821
Biotechnology - 14.3%
ACADIA Pharmaceuticals, Inc. (b)	4,611	184,163
Acceleron Pharma, Inc. (b)	1,443	130,996
Adverum Biotechnologies, Inc. (b)	5,592	55,193
Agenus, Inc. (b)	3,987	14,911
Alexion Pharmaceuticals, Inc. (b)	2,566	255,035
Allogene Therapeutics, Inc. (b)	2,535	55,060
Alnylam Pharmaceuticals, Inc. (a)(b)	1,736	199,276
AMAG Pharmaceuticals, Inc. (a)(b)	3,997	35,413
Amgen, Inc.	2,781	600,835
Amicus Therapeutics, Inc. (b)	15,806	139,725
AnaptysBio, Inc. (b)	3,978	57,761
Apellis Pharmaceuticals, Inc. (a)(b)	3,663	150,586
Arena Pharmaceuticals, Inc. (a)(b)	2,241	102,391
Arrowhead Pharmaceuticals, Inc. (a)(b)	3,076	128,915
Atara Biotherapeutics, Inc. (b)	3,294	43,580
BioCryst Pharmaceuticals, Inc. (b)	7,612	21,694
Biogen, Inc. (b)	1,273	342,246
Biohaven Pharmaceutical Holding Co Ltd. (b)	3,025	146,682
BioMarin Pharmaceutical, Inc. (a)(b)	2,550	212,925
Bluebird Bio, Inc. (a)(b)	2,279	181,614
Blueprint Medicines Corp. (b)	2,373	150,567
ChemoCentryx, Inc. (b)	612	25,961
Deciphera Pharmaceuticals, Inc. (b)	1,741	109,039
Denali Therapeutics, Inc. (b)	1,496	34,647
Dicerna Pharmaceuticals, Inc. (b)	1,530	30,210
Dynavax Technologies Corp. (b)	4,665	23,558
Editas Medicine, Inc. (b)	2,567	67,846
Emergent BioSolutions, Inc. (b)	2,065	113,761
Epizyme, Inc. (b)	2,452	51,320
Esperion Therapeutics, Inc. (b)	1,634	88,367
Exact Sciences Corp. (b)	2,347	218,928
Exelixis, Inc. (b)	11,473	197,336
Fate Therapeutics, Inc. (b)	3,128	79,326
FibroGen, Inc. (b)	2,818	117,933
Gilead Sciences, Inc.	7,191	454,471
Halozyme Therapeutics, Inc. (a)(b)	4,249	80,646
Homology Medicines, Inc. (b)	912	14,273
Illumina, Inc. (b)	475	137,783
ImmunoGen, Inc. (b)	6,477	30,604
Immunomedics, Inc. (b)	8,830	163,973
Incyte Corp. (b)	2,810	205,327
Insmed, Inc. (b)	4,488	92,184
Intercept Pharmaceuticals, Inc. (a)(b)	1,714	158,391
Intrexon Corp. (a)(b)	5,994	27,872
Ionis Pharmaceuticals, Inc. (b)	3,243	189,132
Iovance Biotherapeutics, Inc. (b)	5,366	116,657
Karyopharm Therapeutics, Inc. (b)	5,508	88,954
Ligand Pharmaceuticals, Inc. (a)(b)	1,930	169,473
MacroGenics, Inc. (b)	2,603	24,078
Myriad Genetics, Inc. (b)	4,470	123,596
Prothena Corp PLC (b)	653	7,947
PTC Therapeutics, Inc. (b)	3,111	160,217
Puma Biotechnology, Inc. (a)(b)	7,947	62,463
Radius Health, Inc. (b)	3,716	65,253
Regeneron Pharmaceuticals, Inc. (b)	803	271,366
REGENXBIO, Inc. (b)	2,597	113,047
Retrophin, Inc. (b)	2,420	37,413
Rocket Pharmaceuticals, Inc. (b)	823	16,855
Sage Therapeutics, Inc. (b)	2,805	185,915
Sangamo Therapeutics, Inc. (b)	6,786	49,741
Seattle Genetics, Inc. (a)(b)	1,796	194,668
Stemline Therapeutics, Inc. (b)	3,548	23,523
Twist Bioscience Corp. (b)	1,214	30,156
Ultragenyx Pharmaceutical, Inc. (b)	2,966	155,863
United Therapeutics Corp. (b)	2,283	222,981
Veracyte, Inc. (a)(b)	2,840	74,550
Vericel Corp. (b)	2,298	37,687
Vertex Pharmaceuticals, Inc. (a)(b)	1,764	400,516
Viking Therapeutics, Inc. (b)	6,344	39,840
ZIOPHARM Oncology, Inc. (a)(b)	7,140	28,132
		8,623,347
Commercial Services - 1.7%
Automatic Data Processing, Inc.	858	147,053
FleetCor Technologies, Inc. (b)	156	49,176
Gartner, Inc. (b)	205	32,960
Global Payments, Inc.	596	116,488
MarketAxess Holdings, Inc.	136	48,169
Moody's Corp.	574	147,397
PayPal Holdings, Inc. (b)	2,323	264,566
S&P Global, Inc.	864	253,783
		1,059,592
Computers - 5.7%
Accenture PLC - Class A	1,258	258,154
Apple, Inc.	8,361	2,587,813
Cognizant Technology Solutions Corp. - Class A (a)	1,083	66,474
DXC Technology Co.	612	19,511
Fortinet, Inc. (b)	333	38,415
Hewlett Packard Enterprise Co.	2,559	35,647
HP, Inc.	2,932	62,510
International Business Machines Corp. (a)	1,752	251,815
Leidos Holdings, Inc.	308	30,945
NetApp, Inc. (a)	454	24,244
Seagate Technology PLC	556	31,686
Western Digital Corp. (a)	678	44,409
		3,451,623
Cosmetics/Personal Care - 4.5%
Colgate-Palmolive Co.	5,447	401,880
Coty, Inc. - Class A (a)	1,837	18,848
Estee Lauder Cos., Inc. - Class A	1,416	276,346
Procter & Gamble Co.	16,044	1,999,403
		2,696,477
Diversified Financial Services - 5.3%
Alliance Data Systems Corp.	105	10,793
American Express Co.	2,498	324,415
Ameriprise Financial, Inc.	460	76,089
BlackRock, Inc.	419	220,960
Capital One Financial Corp.	1,632	162,874
Cboe Global Markets, Inc.	401	49,411
Charles Schwab Corp. (a)	3,995	181,972
CME Group, Inc.	1,275	276,815
Discover Financial Services (a)	1,105	83,019
E*TRADE Financial Corp.	826	35,204
Franklin Resources, Inc.	983	24,870
Intercontinental Exchange, Inc.	1,938	193,296
Invesco Ltd. (a)	1,335	23,095
MasterCard, Inc. - Class A	1,757	555,107
Nasdaq, Inc.	411	47,865
Raymond James Financial, Inc. (a)	434	39,681
Synchrony Financial	2,093	67,834
T Rowe Price Group, Inc. (a)	820	109,495
Visa, Inc. - Class A (a)	3,486	693,609
Western Union Co.	976	26,254
		3,202,658
Electronics - 0.6%
Agilent Technologies, Inc.	1,000	82,560
Amphenol Corp. - Class A	588	58,488
Flir Systems, Inc.	309	15,926
Keysight Technologies, Inc. (b)	372	34,592
Mettler-Toledo International, Inc. (b)	80	60,575
PerkinElmer, Inc. (a)	358	33,108
TE Connectivity Ltd.	664	61,208
Waters Corp. (a)(b)	208	46,548
		393,005
Finance and Insurance - 0.4%
Truist Financial Corp. (a)	4,756	245,267
Food - 3.6%
Campbell Soup Co. (a)	1,060	51,293
ConAgra Foods, Inc.	3,012	99,155
General Mills, Inc.	4,142	216,295
Hershey Co.	924	143,377
Hormel Foods Corp. (a)	1,735	81,996
JM Smucker Co.	718	74,392
Kellogg Co. (a)	1,544	105,316
Kroger Co.	4,957	133,145
Lamb Weston Holdings, Inc.	918	83,823
McCormick & Co., Inc.	777	126,939
Mondelez International, Inc. - Class A	9,147	524,855
Sysco Corp.	3,384	277,962
The Kraft Heinz Co.	3,867	112,916
Tyson Foods, Inc. - Class A (a)	1,836	151,709
		2,183,173
Health Care and Social Assistance - 0.0% (c)
Y-mAbs Therapeutics, Inc. (b)	885	29,196
Healthcare-Products - 6.1%
Abbott Laboratories	5,702	496,872
ABIOMED, Inc. (b)	148	27,571
Align Technology, Inc. (b)	233	59,904
Baxter International, Inc.	1,647	146,945
Becton Dickinson and Co.	873	240,232
Boston Scientific Corp. (b)	4,495	188,206
CareDx, Inc. (a)(b)	4,688	113,262
Danaher Corp.	2,063	331,875
DENTSPLY SIRONA, Inc.	717	40,152
Edwards Lifesciences Corp. (b)	673	147,966
Henry Schein, Inc. (b)	474	32,678
Hologic, Inc. (b)	868	46,455
IDEXX Laboratories, Inc. (a)(b)	278	75,341
Intuitive Surgical, Inc. (b)	374	209,358
Medtronic PLC	4,325	499,278
OPKO Health, Inc. (a)(b)	26,903	39,009
ResMed, Inc. (a)	464	73,762
STERIS PLC	275	41,440
Stryker Corp.	1,039	218,917
Teleflex, Inc.	153	56,841
The Cooper Cos., Inc.	160	55,502
Thermo Fisher Scientific, Inc.	1,294	405,268
Varian Medical Systems, Inc. (b)	295	41,468
Zimmer Biomet Holdings, Inc. (a)	663	98,058
		3,686,360
Healthcare-Services - 3.4%
Anthem, Inc.	818	216,999
Centene Corp. (a)(b)	1,886	118,456
DaVita, Inc. (b)	291	23,242
HCA Healthcare, Inc.	855	118,674
Humana, Inc. (a)	428	143,911
Invitae Corp. (a)(b)	11,848	220,965
IQVIA Holdings, Inc. (b)	583	90,511
Laboratory Corp. of American Holdings (b)	314	55,076
Natera, Inc. (b)	3,417	119,629
Quest Diagnostics, Inc. (a)	436	48,252
UnitedHealth Group, Inc.	3,141	855,765
Universal Health Services, Inc. - Class B	259	35,512
		2,046,992
Household Products/Wares - 0.9%
Church & Dwight Co., Inc.	1,546	114,744
Clorox Co. (a)	787	123,803
Kimberly-Clark Corp.	2,242	321,144
		559,691
Information - 0.1%
NortonLifeLock, Inc.	1,302	37,003
Insurance - 6.2%
Aflac, Inc.	2,550	131,503
Allstate Corp.	1,133	134,306
American International Group, Inc. (a)	2,999	150,730
Aon PLC	821	180,825
Arthur J Gallagher & Co.	656	67,286
Assurant, Inc.	213	27,809
Berkshire Hathaway, Inc. - Class B (a)(b)	7,036	1,579,089
Chubb Ltd.	1,581	240,296
Cincinnati Financial Corp.	528	55,413
Everest Re Group Ltd. (a)	147	40,656
Globe Life, Inc.	360	37,534
Hartford Financial Services Group, Inc.	1,250	74,100
Lincoln National Corp.	702	38,245
Loews Corp.	908	46,717
Marsh & McLennan Cos., Inc.	1,938	216,785
MetLife, Inc.	2,746	136,504
Principal Financial Group, Inc.	904	47,867
Progressive Corp.	2,015	162,590
Prudential Financial, Inc.	1,379	125,572
Travelers Cos., Inc.	910	119,774
Unum Group	716	19,110
Willis Towers Watson PLC (a)	459	96,982
WR Berkley Corp.	515	37,868
		3,767,561
Internet - 0.2%
CDW Corp. (a)	286	37,309
F5 Networks, Inc. (b)	153	18,684
VeriSign, Inc. (b)	204	42,461
		98,454
Manufacturing - 0.5%
Bridgebio Pharma, Inc. (b)	1,005	34,663
Catalyst Pharmaceuticals, Inc. (b)	15,077	61,967
Gossamer Bio, Inc. (b)	2,227	29,575
Kadmon Holdings, Inc. (b)	2,399	11,011
Karuna Therapeutics, Inc. (b)	118	11,199
Krystal Biotech, Inc. (b)	655	34,230
NextCure, Inc. (b)	527	22,529
Principia Biopharma, Inc. (a)(b)	698	36,750
Turning Point Therapeutics, Inc. (b)	1,428	83,538
		325,462
Office/Business Equipment - 0.1%
Xerox Holdings Corp.	449	15,971
Zebra Technologies Corp. - Class A (b)	107	25,575
		41,546
Pharmaceuticals - 12.6%
AbbVie, Inc.	7,096	574,918
Agios Pharmaceuticals, Inc. (a)(b)	3,100	151,063
Aimmune Therapeutics, Inc. (a)(b)	3,573	110,942
Akcea Therapeutics, Inc. (a)(b)	1,115	19,256
Akebia Therapeutics, Inc. (b)	2,977	21,494
Alkermes PLC (b)	7,503	130,627
Allergan PLC	1,061	198,025
AmerisourceBergen Corp. (a)	486	41,582
Anika Therapeutics, Inc. (b)	976	40,123
Athenex, Inc. (a)(b)	3,139	42,031
Bristol-Myers Squibb Co.	7,561	475,965
Cardinal Health, Inc.	945	48,393
Cigna Corp.	1,206	232,010
Clovis Oncology, Inc. (a)(b)	7,457	61,818
Coherus Biosciences, Inc. (a)(b)	6,144	110,838
CVS Health Corp.	4,196	284,573
Cytokinetics, Inc. (a)(b)	2,501	30,762
Eagle Pharmaceuticals, Inc. (b)	843	45,370
Eli Lilly & Co.	2,726	380,659
Enanta Pharmaceuticals, Inc. (b)	965	49,736
Flexion Therapeutics, Inc. (b)	2,673	46,831
G1 Therapeutics, Inc. (b)	1,963	38,004
Global Blood Therapeutics, Inc. (a)(b)	2,659	173,526
Heron Therapeutics, Inc. (b)	4,622	96,415
Intellia Therapeutics, Inc. (b)	2,371	28,239
Ironwood Pharmaceuticals, Inc. (a)(b)	7,111	85,901
Johnson & Johnson	8,572	1,276,114
Kura Oncology, Inc. (b)	1,123	13,184
Madrigal Pharmaceuticals, Inc. (b)	817	67,827
McKesson Corp.	582	82,999
Merck & Co., Inc.	8,263	705,991
Mirati Therapeutics, Inc. (b)	1,823	158,291
Momenta Pharmaceuticals, Inc. (b)	2,262	65,643
Mylan NV (b)	1,666	35,686
Neurocrine Biosciences, Inc. (b)	1,849	185,048
Perrigo Co PLC (a)	441	25,155
Pfizer, Inc.	18,390	684,844
Portola Pharmaceuticals, Inc. (b)	4,608	58,936
Progenics Pharmaceuticals, Inc. (b)	5,192	23,156
Ra Pharmaceuticals, Inc. (b)	2,553	119,659
Rhythm Pharmaceuticals, Inc. (b)	1,087	19,066
Sarepta Therapeutics, Inc. (a)(b)	1,549	179,622
Spectrum Pharmaceuticals, Inc. (b)	4,386	11,097
TG Therapeutics, Inc. (b)	4,744	67,412
Vanda Pharmaceuticals, Inc. (b)	2,754	35,113
Voyager Therapeutics, Inc. (b)	2,288	25,237
Xencor, Inc. (a)(b)	1,545	52,437
Zoetis, Inc.	1,536	206,147
		7,617,765
Professional, Scientific, and Technical Services - 0.4%
Alector, Inc. (b)	1,377	38,473
Avrobio, Inc. (b)	667	14,494
Kodiak Sciences, Inc. (b)	521	31,818
Moderna, Inc. (b)	8,480	173,925
		258,710
Retail - 3.6%
Costco Wholesale Corp.	2,857	872,870
Walgreens Boots Alliance, Inc.	4,695	238,741
Walmart, Inc. (a)	9,234	1,057,201
		2,168,812
Savings & Loans - 0.0% (c)
People's United Financial, Inc.	1,378	21,249
Semiconductors - 3.7%
Advanced Micro Devices, Inc. (b)	2,203	103,541
Analog Devices, Inc.	729	80,008
Applied Materials, Inc.	1,829	106,064
Broadcom, Inc.	785	239,551
Intel Corp.	8,603	549,990
IPG Photonics Corp. (a)(b)	102	13,022
KLA Corp.	312	51,711
Lam Research Corp.	289	86,183
Maxim Integrated Products, Inc.	619	37,214
Microchip Technology, Inc. (a)	473	46,108
Micron Technology, Inc. (b)	2,193	116,426
NVIDIA Corp. (a)	1,212	286,553
Qorvo, Inc. (a)(b)	276	29,217
QUALCOMM, Inc.	2,259	192,715
Skyworks Solutions, Inc.	339	38,358
Texas Instruments, Inc.	1,849	223,082
Xilinx, Inc.	499	42,155
		2,241,898
Software - 7.6%
Adobe Systems, Inc. (b)	959	336,743
Akamai Technologies, Inc. (a)(b)	387	36,127
ANSYS, Inc. (b)	154	42,247
Autodesk, Inc. (b)	437	86,024
Broadridge Financial Solutions, Inc.	263	31,336
Cadence Design System, Inc. (b)	557	40,165
Cerner Corp.	1,016	72,979
Citrix Systems, Inc.	296	35,881
Fidelity National Information Services, Inc.	1,218	174,978
Fiserv, Inc. (a)(b)	1,130	134,029
Intuit, Inc.	515	144,396
Jack Henry & Associates, Inc.	190	28,413
Microsoft Corp.	15,287	2,602,306
MSCI, Inc. (a)	303	86,597
Oracle Corp.	4,284	224,696
Paychex, Inc.	631	54,121
Salesforce.com, Inc. (b)	1,755	319,954
ServiceNow, Inc. (b)	374	126,498
Synopsys, Inc. (b)	300	44,253
		4,621,743
Telecommunications - 0.9%
Arista Networks, Inc. (a)(b)	138	30,821
Cisco Systems, Inc.	8,390	385,688
Corning, Inc. (a)	1,523	40,649
Juniper Networks, Inc.	799	18,329
Motorola Solutions, Inc.	341	60,357
		535,844
Wholesale Trade - 0.1%
Allakos, Inc. (b)	1,087	78,481
TOTAL COMMON STOCKS (Cost $58,477,358)		60,310,079

CONTINGENT VALUE RIGHTS - 0.0% (c)
Biotechnology - 0.0% (c)
Achillion Pharmaceuticals (e)	6,273	$2,823

SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 1.50% (d)	162,948	162,948
TOTAL SHORT-TERM INVESTMENTS (Cost $162,948)		162,948

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (d)	10,318,562	10,318,562
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,318,562)		10,318,562

Total Investments (Cost $68,958,868) - 117.0%		70,794,412
Liabilities in Excess of Other Assets - (17.0)%		(10,307,032)
TOTAL NET ASSETS - 100.0%		$60,487,380

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan as of January 31, 2020. The total value of securites on loan is $9,885,781 or 16.3% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.05%.
(d)	The rate shown is as of January 31, 2020.
(e)	The Fund has fair valued these securities. Values are determined using significant unobservable inputs.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 60,312,902	$ -	$ -	$ -	$ 60,312,902
Contingent Value Rights	-	-	2,823	-	2,823
Short-Term Investments	162,948	-	-	-	162,948
Investments Purchased with Proceeds from Securities Lending	-	-	-	10,318,562	10,318,562
Total Investments in Securities	$ 60,475,850	$ -	$ 2,823	$ 10,318,562	$ 70,797,235
^ See Schedule of Investments for industry breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 04/30/2019	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 01/31/2020
Contingent Value Rights	$-	$ -	$ -	$ -	$ -	$ -	$ -	$ 2,823	$ 2,823
The following is a summary of quantitative information about Level 3 Fair Value Measurements:
	Fair Value as of 01/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Contingent Value Rights	$2,823	Last Trade Price	Corporate Action	$0.45

*Table presents information for one security, which has been valued at $0.45 throughout the period.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.